Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the year ended September 30,
	2023	2024	2025
Hong Kong profit tax:
- Current income tax	$193,020	$224,195	$200,341
- Tax Concession	(769)	(385)	(192)
Income tax expenses	$192,251	$223,810	$200,149

Schedule of Reconciliation Between the Income Tax Expenses

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	Year ended September 30,
	2023	2024	2025
	US$	US$	US$
(Loss) before income tax – Cayman and BVI entities	-	-	(476,632)
(Loss) before income tax – PRC entities	-	-	(13,977)
Income before income tax – Hong Kong entity	1,269,643	1,562,818	1,373,740
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	209,491	257,865	145,523
Tax effect of provision (reversal) for expected credit loss	7,386	1,145	(4,779)
Tax effect of depreciation allowance	(2,703)	(3,237)	9,207
Tax effect of non-deductible expenditure	-	-	78,644
Tax effect of deductible income	-	(10,424)	(7,100)
Tax concession	(769)	(385)	(192)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)

Income tax expense	192,251	223,810	200,149